Investments (Consolidated Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Securitization Entities
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	$ 95	$ 105